Registration No. 333-115794

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS PREMIER MUNICIPAL BOND FUND

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

          An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

           Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-115794), filed on May 24, 2004.

          This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS PREMIER MUNICIPAL BOND FUND
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed July 12, 1995.

Item 16	Exhibits

(1)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 12, 1995 and Exhibit (1)(b) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 13, 1997.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on August 3, 2000.

(3)	Not Applicable.

(4)	Agreements and Plans of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 12, 1995.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on March 9, 2004.

(8)	Not Applicable.

(9)(a)	Amended and Restated Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 12, 1996. Sub-Custodian agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on June 22, 1994.

(9)(b)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 21, 2002.

(9)(c)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on August 21, 2002.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on March 9, 2004.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on March 9, 2004.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on March 9, 2004.

(11)(a)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A, filed on July 12, 1995.

(11)(b)	Consent of Registrant's counsel regarding the issuance of shares.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Form of Proxy.*

(17)(b)	Registrant's Prospectus and statement of additional information dated May 14, 2004 are incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed May 13, 2004.

(17)(c)	General Municipal Bond Fund Inc.'s Prospectus and Statement of Additional Information dated July 1, 2003 are incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of General Municipal Bond Fund, Inc., filed on June 24, 2003 (File No. 2-75608).

__________

*	Filed previously.

**	Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

           As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 26th day of October, 2004.

DREYFUS PREMIER MUNICIPAL BOND FUND (Registrant) By: /s/ Stephen E. Canter Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

            Signatures                           Title                          Date
            ----------                           -----                          -----

/s/ Stephen E. Canter*            President (Principal Executive              10/26/04
--------------------------         Officer)
Stephen E. Canter

/s/ James Windels*                Treasurer (Principal Accounting             10/26/04
--------------------------        and Financial Officer)
James Windels

/s/ Joseph S. DiMartino*          Chairman of the Board                       10/26/04
--------------------------
Joseph S. DiMartino

/s/ Clifford L. Alexander, Jr.*   Board Member                                10/26/04
--------------------------
Clifford L. Alexander, Jr.

/s/ Ernest Kafka*                 Board Member                                10/26/04
--------------------------
Ernest Kafka

/s/ Peggy C. Davis*               Board Member                                10/26/04
--------------------------
Peggy C. Davis

/s/ Nathan Leventhal*             Board Member                                10/26/04
--------------------------
Nathan Leventhal

*  By: /s/ Michael A. Rosenberg
           --------------------
           Michael A. Rosenberg
           Attorney-in-Fact

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.